Indebtedness (Details) (USD $)				0 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended									0 Months Ended			0 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 18, 2014 Open-air shopping centers property	Jun. 20, 2014 Clay Terrace	Jan. 10, 2014 SPG property	Jun. 30, 2014 Mortgages	Dec. 31, 2013 Mortgages	Feb. 11, 2014 5.65% fixed rate mortgage maturing August 11, 2014 Brunswick Square	Feb. 11, 2014 4.796% fixed rate mortgage maturing March 1, 2024 Brunswick Square	Feb. 20, 2014 5.89% fixed rate mortgage maturing July 1, 2014 West Ridge Mall	Feb. 20, 2014 4.84% fixed rate mortgage maturing March 6, 2024 West Ridge Mall	Jun. 30, 2014 4.19% fixed rate mortgage maturing April 1, 2021 Muncie Mall	Jun. 30, 2014 4.76% fixed rate mortgage maturing April 1, 2021 Oak Court Mall	Jun. 30, 2014 4.26% fixed rate mortgage maturing April 1, 2021 Lincolnwood Town Center	Jun. 30, 2014 4.82% fixed rate mortgage maturing April 6, 2024 Cottonwood Mall	Jun. 30, 2014 4.65% fixed rate mortgage maturing April 1, 2024 Westminster Mall	Jun. 30, 2014 4.54% fixed rate mortgage maturing April 1, 2024 Charlottesville Fashion Square	Jun. 30, 2014 4.19% fixed rate mortgage maturing April 1, 2019 Town Center at Aurora	Jun. 20, 2014 5.84% fixed rate mortgage maturing February 1, 2017 Chesapeake Square	Jun. 19, 2014 5.84% fixed rate mortgage maturing February 1, 2017 Chesapeake Square	May 28, 2014 Facility	May 28, 2014 Facility SPG	Jun. 05, 2014 Facility Sunland Park Mall	Jun. 30, 2014 Facility Sunland Park Mall	Jun. 30, 2014 Facility Sunland Park Mall	Jun. 30, 2014 Secured debt Mortgages note item property mortgagePool	Dec. 31, 2013 Secured debt Mortgages note property item mortgagePool	Dec. 31, 2012 Secured debt Mortgages	May 15, 2014 Unsecured debt Revolver item	Jun. 30, 2014 Unsecured debt Revolver	May 15, 2014 Unsecured debt Term Loan item	Jun. 30, 2014 Unsecured debt Term Loan	Jun. 30, 2014 Unsecured debt Facility	Jun. 17, 2014 Unsecured debt Facility	May 28, 2014 Unsecured debt Facility
Indebtedness
Total indebtedness	$ 1,506,427,000	$ 918,614,000	$ 926,159,000				$ 1,506,427,000	$ 918,614,000																			$ 1,500,000,000	$ 918,600,000	$ 926,200,000		$ 340,800,000		$ 500,000,000
Premiums, net		1,082,000					4,981,000	1,082,000
Refinanced debt/Repayment of mortgage									76,500,000		64,600,000
Debt issued							1,501,446,000	917,532,000		77,000,000		54,000,000	37,000,000	40,000,000	53,000,000	105,000,000	85,000,000	50,000,000	55,000,000								425,000,000								170,000,000	670,800,000
Interest Rate (as a percent)									5.65%	4.796%	5.89%	4.84%	4.19%	4.76%	4.26%	4.82%	4.65%	4.54%	4.19%		5.84%							5.87%	5.89%
Repayment of debt including prepayment penalty and interest																								30,700,000
Prepayment penalty																									2,900,000	2,900,000
Number of properties in which controlling interest acquired				7		3
Number of properties on which additional mortgages are consolidated				4
Fair value of properties in which additional mortgages consolidated				88,900,000	117,500,000																						1,522,270,000	981,631,000	1,014,405,000
Unpaid principal balance		917,532,000																			64,700,000
Maximum borrowing capacity																														900,000,000		500,000,000
Number of extension options																														2		3
Period of extension option																				1 year										6 months		12 months
Basis of interest rate																														one-month LIBOR		one-month LIBOR
Margin on interest rate (as a percent)																														1.05%		1.15%
Amount retained by SPG																							585,000,000
Amount retained to cover transaction and related costs																						39,900,000
Amount repaid to SPG for deferred loan financing costs																							11,400,000
Amount retained on hand for other corporate and working capital purposes																						3,800,000
Aggregate available borrowing capacity																																		559,200,000
Number of non-recourse mortgage notes under which the Company and subsidiaries are borrowers																											31	20
Number of properties secured by non-recourse mortgage notes																											36	24
Number of cross-defaulted and cross-collateralized mortgage pools																											4	2
Total number of properties pledged as collateral for cross-defaulted and cross-collateralized mortgages																											10	6
Number of consecutive quarters for which the cash levels are to be maintained to stated level																											2	2
Fair Value of Debt
Fair value of fixed-rate mortgages				$ 88,900,000	$ 117,500,000																						$ 1,522,270,000	$ 981,631,000	$ 1,014,405,000
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages (as a percent)																											3.16%	3.06%	3.33%